PROPERTY, PLANT AND EQUIPMENT (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	¥ 1,250,000	¥ 68,000
Loss (gain) on disposal of property, plant and equipment	¥ 0	0	¥ 0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Property Plant And Equipment, At Cost	¥ 2,913,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment's	1,226,000	1,226,000
Accumulated Impairment Allocation, Property, Plant, and Equipments	1,687,000	1,687,000
Property and equipment, net	¥ 0	¥ 0